Shareholder Report, Holdings (Details) - C000014202	Dec. 31, 2024
FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.30%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.40%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.10%
FR_64110L106
Holdings [Line Items]
Percent of Total Investments	1.70%
FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.70%
SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%